Note 12 - Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
December 31, 2015
Beginning balance	$-
Acquisitions	307,996
Equity method investment losses	(66,970)
Fair value adjustment of retained noncontrolling investment	985,586
Exchange difference	1,657
Ending balance	$1,228,269